Financial instruments (Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 4,855,747	$ 5,536,070
Loans payable	718,238	647,762
Total	5,573,985	$ 6,183,832
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	4,855,747
Loans payable	718,238
Total	5,573,985
Over 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Loans payable	0
Total	$ 163,137